Business Segment Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Total segment revenues									$ 3,213	$ 2,887	$ 2,704
Revenues	1,531	1,372	1,426	1,295	1,340	1,255	1,289	1,187	5,624	5,071	4,696
Segment earnings:
Total segment earnings									1,115	963	851
Other corporate unallocated									74	67	64
Corporate selling, general, administrative and other - unallocated									(156)	(151)	(139)
Gain (loss) on asset dispositions and impairments, net										(39)	(91)
Restructuring, goodwill and other special charges (credits)									(68)	75	(379)
Adjustments to equity earnings									(54)	(56)	(56)
Interest expense									(219)	(238)	(230)
Depreciation and amortization									(265)	(285)	(309)
Discontinued operations									(13)	168	69
Income tax benefit (expense)									75	(27)	293
Net income attributable to Starwood	167	163	131	28	339	(6)	114	30	489	477	73
Earnings from unconsolidated ventures included in segment earnings:
Total earnings from unconsolidated ventures									65	66	52
Capital expenditures:
Total segment, capital expenditures									353	335	316
Capital expenditures, net									477	377	343
Assets:
Total segment assets	5,803				6,008				5,803	6,008	5,497
Total assets	9,560				9,776				9,560	9,776	8,761
Investments in unconsolidated ventures:
Total investment assets	259				312				259	312	368
Americas [Member]
Revenues:
Total segment revenues									1,630	1,597	1,498
Segment earnings:
Total segment earnings									555	484	456
Earnings from unconsolidated ventures included in segment earnings:
Total earnings from unconsolidated ventures									29	29	23
Capital expenditures:
Total segment, capital expenditures									174	155	150
Assets:
Total segment assets	2,307				2,543				2,307	2,543	2,732
Investments in unconsolidated ventures:
Total investment assets	70				77				70	77	100
EAME [Member]
Revenues:
Total segment revenues									592	529	486
Segment earnings:
Total segment earnings									204	191	188
Earnings from unconsolidated ventures included in segment earnings:
Total earnings from unconsolidated ventures									1	2
Capital expenditures:
Total segment, capital expenditures									100	23	12
Assets:
Total segment assets	830				882				830	882	750
Investments in unconsolidated ventures:
Total investment assets	22				37				22	37	55
Asia Pacific [Member]
Revenues:
Total segment revenues									303	235	204
Segment earnings:
Total segment earnings									186	165	110
Earnings from unconsolidated ventures included in segment earnings:
Total earnings from unconsolidated ventures									32	33	27
Capital expenditures:
Total segment, capital expenditures									9	6	9
Assets:
Total segment assets	610				594				610	594	527
Investments in unconsolidated ventures:
Total investment assets	137				171				137	171	163
Vacation Ownership & Residential [Member]
Revenues:
Total segment revenues									688	526	516
Segment earnings:
Total segment earnings									170	123	97
Earnings from unconsolidated ventures included in segment earnings:
Total earnings from unconsolidated ventures									3	2	2
Capital expenditures:
Total segment, capital expenditures									70	151	145
Assets:
Total segment assets	2,056				1,989				2,056	1,989	1,488
Investments in unconsolidated ventures:
Total investment assets	30				27				30	27	50
Other revenues from managed and franchised hotels [Member]
Revenues:
Revenues									2,339	2,117	1,931
Other corporate revenues - unallocated [Member]
Revenues:
Revenues									72	67	61
Capital expenditures:
Capital expenditures, net									124	42	27
Other Corporate Assets [Member]
Assets:
Total assets	$ 3,757				$ 3,768				$ 3,757	$ 3,768	$ 3,264